UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
                                                   |Estimated average burden  |
                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8505
                                   --------------------------------------------

                          BARON CAPITAL FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  New York, New York 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2004
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

Item 1.

BARON CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2004 (UNAUDITED)



         SHARES                                                                                      VALUE
---------------                                                                                  -------------
COMMON STOCKS (93.15%)

                 ADVERTISING SERVICES (0.81%)
         35,000  Getty Images, Inc.*                                                             $   1,935,500

                 APPAREL (1.15%)
        100,000  Carter's Inc.*                                                                      2,769,000

                 BUSINESS SERVICES (3.30%)
        150,000  ChoicePoint, Inc.*                                                                  6,397,500
         50,000  Equinix, Inc.*                                                                      1,538,500
                                                                                                 -------------
                                                                                                     7,936,000

                 CHEMICAL (1.57%)
        160,000  Symyx Technologies, Inc.*                                                           3,768,000

                 COMMUNICATIONS (0.48%)
         75,000  American Tower Corp., Cl A*                                                         1,151,250

                 CONSULTING (1.35%)
        120,000  Exult, Inc.*                                                                          631,200
         80,000  Hewitt Associates, Inc.*                                                            2,116,800
         30,000  LECG Corp.*                                                                           507,300
                                                                                                 -------------
                                                                                                     3,255,300

                 CONSUMER SERVICES (0.40%)
         25,000  Weight Watchers Intl., Inc.*                                                          970,500

                 EDUCATION (5.83%)
         10,000  Apollo Group, Inc., Cl A*                                                             733,700
        120,000  DeVry, Inc.*                                                                        2,485,200
        120,000  Education Mgmt. Corp.*                                                              3,196,800
         40,000  Strayer Education, Inc.                                                             4,600,400
        100,000  Universal Technical Institute, Inc.*                                                3,018,000
                                                                                                 -------------
                                                                                                    14,034,100

                 ENERGY SERVICES (4.93%)
        150,000  Encore Acquisition Co.*                                                             5,175,000
        130,000  FMC Technologies, Inc.*                                                             4,342,000
         50,000  Seacor Holdings, Inc.*                                                              2,337,500
                                                                                                 -------------
                                                                                                    11,854,500

                 FINANCIAL SERVICES - ASSET MANAGEMENT (2.82%)
         50,000  BlackRock, Inc., Cl A                                                               3,674,500
         31,500  Cohen & Steers, Inc.                                                                  486,360
         35,000  Eaton Vance Corp.                                                                   1,413,650
         28,000  Gabelli Asset Mgmt., Inc., Cl A                                                     1,199,800
                                                                                                 -------------
                                                                                                     6,774,310

                 FINANCIAL SERVICES - BANKING (0.91%)
         47,700  First Republicbank Corp.                                                            2,194,200

                 FINANCIAL SERVICES - BROKERAGE & EXCHANGE (4.08%)
         30,000  Chicago Mercantile Exchange Holdings, Inc.                                          4,839,000
        120,000  eSpeed, Inc., Cl A*                                                                 1,179,600
        110,000  Jefferies Group, Inc.                                                               3,791,700
                                                                                                 -------------
                                                                                                     9,810,300

                 FINANCIAL SERVICES - INSURANCE (3.10%)
        125,000  Arch Capital Group, Ltd.*                                                           4,867,500
        100,000  Axis Capital Holdings, Ltd.                                                         2,600,000
                                                                                                 -------------
                                                                                                     7,467,500

                 FINANCIAL SERVICES - MISCELLANEOUS (3.43%)
         80,000  CheckFree Corp.*                                                                    2,213,600
        130,000  First Marblehead Corp.*                                                             6,032,000
                                                                                                 -------------
                                                                                                     8,245,600

                 GOVERNMENT SERVICES (1.52%)
        100,000  Anteon Intl., Corp.*                                                                3,665,000


                 HEALTHCARE FACILITIES (5.22%)
        170,000  Community Health Systems, Inc.*                                                     4,535,600
        130,000  Manor Care, Inc.                                                                    3,894,800
        120,000  United Surgical Partners Intl., Inc.*                                               4,122,000
                                                                                                 -------------
                                                                                                    12,552,400


         SHARES                                                                                      VALUE
---------------                                                                                  -------------

                 HEALTHCARE PRODUCTS (2.80%)
         80,000  DepoMed, Inc.*                                                                        417,600
        160,000  Edwards Lifesciences Corp.*                                                         5,360,000
         20,000  INAMED Corp.*                                                                         953,400
                                                                                                 -------------
                                                                                                     6,731,000


                 HEALTHCARE SERVICES (3.07%)
         90,000  Charles River Laboratories Intl., Inc.*                                             4,122,000
         60,000  First Health Group Corp.*                                                             965,400
        130,000  Odyssey Healthcare, Inc.*                                                           2,307,500
                                                                                                 -------------
                                                                                                     7,394,900

                 HEALTHCARE SERVICES/INSURANCE (5.10%)
        150,000  AMERIGROUP Corp.*                                                                   8,437,500
         90,000  Centene Corp.*                                                                      3,832,200
                                                                                                 -------------
                                                                                                    12,269,700


                 HOTELS AND LODGING (4.15%)
         90,000  Choice Hotels Intl., Inc.                                                           5,183,100
         75,000  Four Seasons Hotels, Inc.                                                           4,807,500
                                                                                                 -------------
                                                                                                     9,990,600

                 MEDIA (4.41%)
         56,600  Citadel Broadcasting Corp.*                                                           725,612
         75,000  Cumulus Media, Inc.*                                                                1,079,250
        150,000  Gray Television, Inc.                                                               1,785,000
        160,000  LIN TV Corp., Cl A*                                                                 3,116,800
         25,000  Radio One, Inc., Cl A*                                                                357,250
         70,000  Radio One, Inc., Cl D*                                                                996,100
        150,000  Saga Comm., Inc., Cl A*                                                             2,542,500
                                                                                                 -------------
                                                                                                    10,602,512

                 REAL ESTATE SERVICES (3.16%)
          5,000  Alexander's, Inc.*                                                                    995,500
        120,000  CB Richard Ellis Group, Inc.*                                                       2,772,000
         40,000  CoStar Group, Inc.*                                                                 1,967,600
         30,000  LNR Property Corp.                                                                  1,857,300
                                                                                                 -------------
                                                                                                     7,592,400

                 RECREATION AND RESORTS (12.25%)
         75,000  Ameristar Casinos, Inc.                                                             2,268,750
         60,000  Gaylord Entertainment Co.*                                                          1,860,000
        160,000  Isle of Capri Casinos, Inc.*                                                        3,099,200
        150,000  Kerzner Intl., Ltd.*                                                                6,595,500
        150,000  Vail Resorts, Inc.*                                                                 2,710,500
        250,000  Wynn Resorts, Ltd.*                                                                12,922,500
                                                                                                 -------------
                                                                                                    29,456,450

                 RESTAURANTS (4.40%)
         20,000  Krispy Kreme Doughnuts, Inc.*                                                         253,200
         50,000  Panera Bread Co., Cl A*                                                             1,877,000
         85,000  P.F. Chang's China Bistro, Inc.*                                                    4,121,650
        100,000  The Cheesecake Factory, Inc.*                                                       4,340,000
                                                                                                 -------------
                                                                                                    10,591,850

                 RETAIL (8.91%)
        125,000  Blue Nile, Inc.*                                                                    4,210,000
         80,000  Cabela's, Inc.*                                                                     1,908,000
        160,000  CarMax, Inc.*                                                                       3,448,000
        100,000  Dollar Tree Stores, Inc.*                                                           2,695,000
         60,000  Ethan Allen Interiors, Inc.                                                         2,085,000
         61,000  Petco Animal Supplies, Inc.*                                                        1,992,260
        100,000  Polo Ralph Lauren Corp., Cl A                                                       3,637,000
         80,000  Select Comfort Corp.*                                                               1,456,000
                                                                                                 -------------
                                                                                                    21,431,260

                 SOFTWARE (1.01%)
         55,000  Kronos, Inc.*                                                                       2,435,950


         SHARES                                                                                      VALUE
---------------                                                                                  -------------

                 TRANSPORTATION (1.92%)
         80,000  Genesee & Wyoming, Inc.*                                                            2,025,600
         40,000  JetBlue Airways Corp.*                                                                836,800
         30,000  Landstar System, Inc.*                                                              1,760,400
                                                                                                 -------------
                                                                                                     4,622,800

                 UTILITY SERVICES (1.07%)
        126,000  Southern Union Co.*                                                                 2,583,000
                                                                                                 -------------

TOTAL COMMON STOCKS
   (Cost $160,834,357)                                                                             224,085,882
                                                                                                 -------------


      PRINCIPAL
         AMOUNT
---------------

SHORT TERM MONEY MARKET INSTRUMENTS (6.24%)

   $ 15,000,000  Exxon Asset Management Co. 1.50%
                   due 10/01/2004 (Cost $15,000,000)                                                15,000,000
                                                                                                 -------------

TOTAL INVESTMENTS (99.39%)
  (COST $175,834,357**)                                                                            239,085,882
                                                                                                 -------------

CASH AND OTHER ASSETS
  LESS LIABILITIES (0.61%)                                                                           1,474,407
                                                                                                 -------------

NET ASSETS (100.00%)                                                                              $240,560,289
                                                                                                 =============

NET ASSET VALUE PER SHARE

INSURANCE SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
$236,328,393 AND 10,070,422 SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                  $23.47
                                                                                                        ======

RETIREMENT SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
$4,231,896 AND 178,326 SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                       $23.73
                                                                                                        ======

                 ---------------------------------------------------------------

                 %  Represents percentage of net assets
                 *  Non-income producing securities
                 ** For Federal income tax purposes the cost basis is
                    $176,217,202. Aggregate unrealized appreciation and depreciation of investments are $67,234,186 and $4,365,506, respectively.

                    SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

                    For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The certifying officers, the Registrant's principal executive and principal financial officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17CFR 270.30a-3(c)) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are reasonably designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission's rules and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Capital Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  November 26, 2004




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:    November 26, 2004